Produced Content, Net - Summary of Estimated Future Amortization Expenses For Product Content (Detail) - Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Schedule Of Estimated Future Amortization Expenses For Licensed Copyrights [Abstract]
Due in 1 year	¥ 827	$ 127
Between 1 and 2 years	296	45
Between 2 and 3 years	¥ 197	$ 30